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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON D.C. 20549
                                    FORM 13F
                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2005
Check here if Amendment [ ]; Amendment Number:

This Amendment (Check only one.):                [ ] is a restatement.
                                                 [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

                              Name:              Windward Investment
                                                 Management, Inc.
                              Address:           53 State Street
                                                 Suite 1220
                                                 Boston, MA 02109
                              13F File Number:   28-11068

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:                         Denise Kampf
Title:                        Director of Ops & Client
                              Service
Phone:                        617-241-2207
Signature,                    Place,                     and Date of Signing:
DENISE KAMPF                  BOSTON, MA                 October 26, 2005
Report Type (Check only one.):

                              [X]  13F HOLDINGS REPORT.
                              [ ]  13F NOTICE.
                              [ ]  13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

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                              FORM 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers:              0
Form 13F Information Table Entry Total:         17
Form 13F Information Table Value Total:         314096

List of Other Included Managers:                NONE

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

                           Form 13F Information Table

         Column 1             Column 2        Column 3    Column 4            Column 5
      Name of Issuer        Title of Class     CUSIP        Value      SHRS or  SH /  PUT /
                                                          (x$1000)      PRN     PRN   CALL
                                                                        Amt
Inverness Medical           COM               46126P106       2056       75317  SH
Innovations In
Ishares Inc                 MSCI German       464286806       2633      148400  SH
Ishares Inc                 MSCI Hong Kong    464286871      19620     1579689  SH
General Electric Co         COM               369604103        470       13578  SH
Ishares Tr                  DJ US Real Est    464287739       7604      119567  SH
Johnson & Johnson           COM               478160104        660       10149  SH
Vertex Pharmaceuticals      COM               92532F100        755       44815  SH
Exxon Mobil Corp            COM               30231G102        327        5682  SH
Ishares Tr                  MSCI Emerge Mkt   464287234      33076      461958  SH
Ishares Tr                  MSCI EAFE Idx     464287465      24144      460851  SH
Streettracks Gold Tr        Gold SHS          863307104      35351      813787  SH
Ishares Tr                  7-10 Yr Trs Bd    464287440      21318      245151  SH
Ishares Tr                  1-3 Yr Trs Bd     464287457      36665      451317  SH
Ishares Tr                  US TIPs Bd Fd     464287176      32859      306435  SH
Vanguard Index Tr           Stk Mkt Vipers    922908769      70900      605109  SH
Sonus Pharmaceuticals Inc   COM               835692104        158       33084  SH
Tweeter Home Entmt Group    COM               901167106      25500       10200  SH
Inc


         Column 1            Column 6      Column 7             Column 8
      Name of Issuer        Investment     Other            Voting Authority
                            Discretion    Managers
                                                        Sole       Shared     Non
Inverness Medical             Sole                      75317
Innovations In
Ishares Inc                   Sole                     148400
Ishares Inc                   Sole                    1579689
General Electric Co           Sole                      13578
Ishares Tr                    Sole                     119567
Johnson & Johnson             Sole                      10149
Vertex Pharmaceuticals        Sole                      44815
Exxon Mobil Corp              Sole                       5682
Ishares Tr                    Sole                     461958
Ishares Tr                    Sole                     460851
Streettracks Gold Tr          Sole                     813787
Ishares Tr                    Sole                     245151
Ishares Tr                    Sole                     451317
Ishares Tr                    Sole                     306435
Vanguard Index Tr             Sole                     605109
Sonus Pharmaceuticals Inc     Sole                      33084
Tweeter Home Entmt Group      Sole                      10200
Inc